Income Statement - USD ($) $ / shares in Millions, $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Profit or loss [abstract]
Revenue from product sales		$ 2,002	$ 2,113	$ 4,510
Cost of sales		(1,602)	(1,790)	(3,736)
Gain (loss) on non-hedge derivatives and other commodity contracts		10	2	10
Gross profit		410	325	784
Corporate administration, marketing and other expenses		(37)	(35)	(64)
Exploration and evaluation costs		(46)	(62)	(114)
Other operating expenses		(57)	(40)	(88)
Special items		(151)	(253)	(438)
Operating profit (loss)		119	(65)	80
Interest income		9	8	15
Other gains and (losses)		3	(4)	(11)
Finance costs and unwinding of obligations		(85)	(83)	(169)
Share of associates and joint ventures' profit (loss)		40	(9)	22
Profit (loss) before taxation		86	(153)	(63)
Taxation		(43)	(12)	(108)
Profit (loss) after taxation		43	(165)	(171)
Allocated as follows:
Equity shareholders		33	(176)	(191)
Non-controlling interests		$ 10	$ 11	$ 20
Basic earnings (loss) per ordinary share (cents)
Basic earnings (loss) per ordinary share (dollars per share)	[1]	$ 8	$ (43)	$ (46)
Diluted earnings (loss) per ordinary share (cents)
Diluted earnings (loss) per ordinary share (dollars per share)	[2]	$ 8	$ (43)	$ (46)

[1]	Calculated on the basic weighted average number of ordinary shares.
[2]	Calculated on the diluted weighted average number of ordinary shares.